Summary of Significant Accounting Policies (Details) - Schedule of Cash Balances by Geographic Area - Nukkleus Inc.[Member] - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Cash Balances by Geographic Area [Line Items]
Total cash		$ 364,023	$ 364,023	$ 403,771
Cash percentage	100.00%	100.00%	100.00%	100.00%
United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Cash Balances by Geographic Area [Line Items]
Total cash		$ 47,860	$ 47,860	$ 327,443
Cash percentage	52.30%	13.10%	13.10%	81.10%
United Kingdom [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Cash Balances by Geographic Area [Line Items]
Total cash		$ 315,989	$ 315,989	$ 76,154
Cash percentage	46.10%	86.80%	86.80%	18.90%
Malta [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Cash Balances by Geographic Area [Line Items]
Total cash		$ 174	$ 174	$ 174
Cash percentage	0.10%	0.10%	0.10%	0.00%